Nature and extent of risk arising from financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Cash	$ 20,439	$ 40,560	[1]
Foreign Currency Risk [Member]
Statement Line Items [Line Items]
Cash	874	171		$ 65
Debentures	$ 4,770	$ 4,770		$ 4,870

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.